Stock-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, number	11,574,068	12,359,322	11,822,100
Options, Granted		806,283
Share-based compensation arrangement by share-based payment award, terms of award	Two types of equity awards have been granted under the 2020 Plan: (1) service-based options and (2) service-based and performance-based restricted stock units. Service-based options typically vest over a four year service period with 25% of the award vesting on the first anniversary of the employee’s commencement date, and the balance thereafter in 36 equal monthly installments. Service-based restricted stock units typically vest over a four year service period with 25% of the award vesting on each anniversary of the employee’s vesting commencement date. Performance-based restricted stock units typically vest on the earliest date that any of the following occurs: (i) the Company attains an incremental capital investment, or (ii) other specified performance conditions. Options typically expire no later than 10 years from the date of grant.	Two types of equity awards have been granted under the 2020 Plan: (1) service-based options and (2) service-based and performance-based restricted stock units. Service-based options typically vest over a four year service period with 25% of the award vesting on the first anniversary of the employee’s commencement date, and the balance thereafter in 36 equal monthly installments. Service-based restricted stock units typically vest over a four year service period with 25% of the award vesting on each anniversary of the employee’s vesting commencement date. Performance-based restricted stock units typically vest on the earliest date that any of the following occurs: (i) the Company attains an incremental capital investment, or (ii) other specified performance conditions. Options typically expire no later than 10 years from the date of grant.
Weighted-Average Grant Date Fair Value, Granted		$ 4.15	$ 0.33
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, number	1,833,104	1,889,115
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount	$ 6.3	$ 7.2
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition	3 years 1 month 6 days	3 years 4 months 24 days
Options, Granted		1,901,515
Weighted-Average Grant Date Fair Value, Granted		$ 4.40
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount	$ 9.6	$ 10.6
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition	3 years 1 month 6 days	3 years 4 months 24 days
Options, Granted		1,889,051
Weighted-Average Grant Date Fair Value, Granted		$ 10.12
2019 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period	5 years	5 years
Award vesting rights, percentage	20.00%	20.00%
Number of shares authorized	12,812,959	12,812,959
Share-based compensation arrangement by share-based payment award, options, outstanding, number	11,574,068	12,359,322
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount	$ 2.6	$ 2.8
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition	1 year 2 months 12 days	1 year 4 months 24 days
2020 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, Granted	10,800,000	10,800,000
2020 Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, number	1,833,104	1,889,115
2020 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, number	1,634,781	1,686,031
Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, Granted	2,000,000	2,000,000